Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2020
Registrant Name	SEI Catholic Values Trust
Entity Central Index Key	0001627853
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2020
Document Effective Date	Mar. 18, 2020
Prospectus Date	Jun. 30, 2019
Class F Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	CAVAX
Class F Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	CFVAX
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus:
Trading Symbol	CAVYX
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus:
Trading Symbol	CFVYX